Income taxes - Tax Carryforwards and Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unrecognized tax benefits
Accrued interest related to uncertain tax positions	$ 0	$ 0
Roll forward of gross unrecognized tax benefits
Beginning Balance	5,081,000	4,355,000
Increase based on tax positions taken during a current period	2,180,000	726,000
Ending Balance	7,261,000	5,081,000
Federal
Tax carryforwards and uncertainties
Net operating loss carry-forwards	247,493,000	200,170,000
Net operating loss carryforward that will expire unused	101,744,000
State
Tax carryforwards and uncertainties
Net operating loss carry-forwards	2,620,000	1,835,000
Research and development credits
Tax carryforwards and uncertainties
Tax credits carry-forwards	2,275,000	$ 2,179,000
Research and development credits | Federal
Tax carryforwards and uncertainties
Tax credit carryforwards that will expire unused	$ 350,000